RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
RESTRICTED CASH [Text Block]	5. RESTRICTED CASH Restricted cash of $500 (2017 – $500) is held as collateral for forward contracts entered into during the normal course of business.